Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.8%
22,515	iShares Core S&P Small-Cap ETF	$ 1,581,228	5.0
8,134	Vanguard S&P 500 ETF	2,502,425	8.0
11,239	Vanguard Value ETF	1,174,588	3.8

	Total Exchange-Traded Funds
	(Cost $4,836,164)	5,258,241	16.8

MUTUAL FUNDS: 83.1%
	Affiliated Investment Companies: 83.1%
28,817	Voya Intermediate Bond Fund - Class R6	308,918	1.0
11,232	Voya Large-Cap Growth Fund - Class R6	628,535	2.0
158,014	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,038,382	6.5
421,820	Voya Multi-Manager International Equity Fund - Class I	4,859,372	15.5
284,115	Voya Multi-Manager International Factors Fund - Class I	2,645,108	8.4
85,735	Voya Multi-Manager Mid Cap Value Fund - Class I	706,459	2.2
365,546	Voya U.S. Stock Index Portfolio - Class I	6,272,775	20.0
119,729	VY® Columbia Contrarian Core Portfolio - Class I	2,193,433	7.0
98,016	VY® Invesco Comstock Portfolio - Class I	1,327,134	4.2
81,471	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,338,210	7.5
55,817	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	707,201	2.3
21,432	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,049,549	6.5

Total Mutual Funds
(Cost $24,742,805)	26,075,076	83.1

Total Investments in Securities (Cost $29,578,969)	$ 31,333,317	99.9
Assets in Excess of Other Liabilities	27,226	0.1
Net Assets	$ 31,360,543	100.0

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,258,241	$–	$–	$5,258,241
Mutual Funds	26,075,076	–	–	26,075,076
Total Investments, at fair value	$31,333,317	$–	$–	$31,333,317

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$1,265,271	$121,970	$(1,298,893)	$(88,348)	$-	$-	$(63,359)	$-
Voya Intermediate Bond Fund - Class R6	317,763	933,750	(944,006)	1,411	308,918	4,870	13,795	-
Voya Large-Cap Growth Fund - Class R6	976,685	230,127	(584,124)	5,847	628,535	-	68,208	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,263,617	786,896	(996,730)	(15,401)	2,038,382	-	(51,788)	-
Voya Multi-Manager International Equity Fund - Class I	4,645,264	1,449,334	(1,390,812)	155,586	4,859,372	-	(161,443)	-
Voya Multi-Manager International Factors Fund - Class I	2,699,613	734,558	(880,770)	91,707	2,645,108	-	(146,616)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	706,042	266,373	(243,257)	(22,699)	706,459	-	(68,663)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	644,152	132,353	(739,960)	(36,545)	-	4,411	(63,008)	-
Voya U.S. Stock Index Portfolio - Class I	4,844,342	3,945,663	(2,626,226)	108,996	6,272,775	15,549	(166,133)	449,951
VY® Columbia Contrarian Core Portfolio - Class I	-	2,164,398	(207,830)	236,865	2,193,433	1,379	22,577	61,765
VY® Invesco Comstock Portfolio - Class I	2,412,212	937,024	(2,167,565)	145,463	1,327,134	3,491	(666,254)	39,380
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	957,081	210,273	(1,308,321)	140,967	-	-	(337,564)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,512,678	855,348	(975,031)	(54,785)	2,338,210	5,752	(9,514)	305,154
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	707,417	221,150	(237,557)	16,191	707,201	654	(6,282)	53,027
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,370,745	505,063	(1,283,921)	457,662	2,049,549	-	(171,153)	71,352
	$27,322,882	$13,494,280	$(15,885,003)	$1,142,917	$26,075,076	$36,106	$(1,807,197)	$980,629

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $30,058,442.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,966,782
Gross Unrealized Depreciation	(691,907)
Net Unrealized Appreciation	$1,274,875